Employee Benefit Obligations - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Jan. 01, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans vesting minimum service requirement period	5 years
Description of health plan	Corresponds to a medical and dental benefit granted to the immediate family of retired employees of Emgesa. The benefit covers the immediate family, and in the event of the death of the beneficiary, the benefit is extended for six months, after which time the benefit is no longer provided.
Percentage of sensitizations post-employment benefits to variations	1.00%
Discount rate assumes a decrease	$ 88,483	$ 70,274		$ 45,932
Discount rate assumes a increase	105,349	82,230		53,566
Contribution plans recorded in employee expenses	837,984	626,102	[1]	$ 744,907	[1]
Defined benefit plans disbursements amount in 2018	$ 60,954
Defined benefit plans, weighted average term | yr	9.48
Employee Expenses [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Contribution plans recorded in employee expenses	$ 10,007	$ 6,790
Chilean Holding Company [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.27%	0.34%				0.72%
Brazilian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	84.78%	81.36%				80.50%
Colombian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	15.49%	15.49%				15.01%
Argentine Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	2.53%	2.34%				3.16%
Peruvian Companies [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.43%	0.47%				0.61%
Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans vesting minimum service requirement period	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans vesting minimum service requirement period	15 years

[1]	As Restated